LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	May 07, 2020 USD ($)	Jun. 29, 2015	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 HKD ($)	May 07, 2020 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings			$ 7,499,771	$ 8,449,459
Amount available for future drawdown			920,710
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Total outstanding borrowings			128			$ 1,000
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 128						$ 1,000
Total outstanding borrowings						0
Amount available for future drawdown			128			$ 1,000
Loan commitment fees recognized			$ 1	$ 1	$ 1
Revolving credit facility, bank collateral	$ 273						$ 2,130
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Extended Maturity [Member]
Long-Term Debt [Line Items]
Maturity date			Jun. 24, 2024
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.00%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.50%